Summary of Significant Accounting Policies - Additional Information (Detail)	4 Months Ended
Jun. 30, 2026 USD ($) shares
Commitments and Contingencies Disclosure [Abstract]
Weighted average shares | shares	500,000
Working Capital Deficit | $	$ 191,821